Principal Audit Fees and Services (Tables)	12 Months Ended
Dec. 31, 2022
Principal Audit Fees And Services Abstract
Schedule of statutory auditor performed additional activities
For the years ended	in thousands of $			in thousands of €
December 31	2022	2021	2020	2022	2021	2020
Audit fee for statutory and consolidated financials	239	182	85	226	155	75
Other audit fees	191	183	-	180	156	-
Audit related and other services	42	17	10	39	14	8
Total	472	382	95	445	325	83